Property and Equipment, Net (Details 2) (KRW) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Property and Equipment, Net
Depreciation expenses	1,852	1,903	1,651